Intangible Assets, Net (Details 1) $ in Thousands	Dec. 31, 2015 USD ($)
Intangible Assets, Net [Abstract]
2016	$ 223
2017	100
2018	100
2019	100
2020 and thereafter	500
Total	$ 1,023